Quarterly Report
March 31, 2025
MFS®  New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
VDV-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace & Defense – 2.5%
Hexcel Corp.	6,958	$381,020
Karman Holdings, Inc. (a)	5,086	169,974
KBR, Inc.	5,717	284,764
Standard Aero, Inc. (a)	9,826	261,765
		$1,097,523
Apparel Manufacturers – 2.2%
Canada Goose Holdings, Inc. (a)(l)	20,173	$160,375
PVH Corp.	2,633	170,197
Skechers USA, Inc., “A” (a)	6,707	380,823
Under Amour, Inc., “C” (a)	42,310	251,745
		$963,140
Automotive – 3.4%
Atmus Filtration Technologies, Inc.	11,963	$439,401
Dana, Inc.	24,871	331,530
LKQ Corp.	10,029	426,634
Visteon Corp. (a)	4,028	312,653
		$1,510,218
Brokerage & Asset Managers – 0.8%
P10, Inc.	29,314	$344,440
Business Services – 2.8%
Endava PLC, ADR (a)	6,304	$122,991
HUT 8 Corp. (a)	7,418	86,197
NCR Atleos Corp. (a)	15,699	414,140
TriNet Group, Inc.	4,319	342,237
UL Solutions, Inc.	4,520	254,928
		$1,220,493
Chemicals – 1.6%
Avient Corp.	8,378	$311,327
Element Solutions, Inc.	17,817	402,842
		$714,169
Computer Software – 3.2%
ACI Worldwide, Inc. (a)	7,341	$401,626
Dun & Bradstreet Holdings, Inc.	44,724	399,832
nCino, Inc. (a)	9,008	247,450
ServiceTitan, Inc., “A” (a)(l)	1,161	110,423
Thryv, Inc. (a)	20,931	268,126
		$1,427,457
Computer Software - Systems – 1.3%
Insight Enterprises, Inc. (a)	2,477	$371,525
Verint Systems, Inc. (a)	11,352	202,633
		$574,158
Construction – 2.2%
Everus Construction Group, Inc. (a)	4,535	$168,203
Independence Realty Trust, Inc., REIT	22,999	488,269
Smith Douglas Homes Corp. (a)	5,328	104,003
Toll Brothers, Inc.	2,124	224,273
		$984,748

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.9%
Newell Brands, Inc.	45,320	$280,984
Prestige Consumer Healthcare, Inc. (a)	6,681	574,366
		$855,350
Consumer Services – 1.0%
Grand Canyon Education, Inc. (a)	2,480	$429,090
Containers – 2.0%
Graphic Packaging Holding Co.	17,415	$452,093
Silgan Holdings, Inc.	8,733	446,431
		$898,524
Electrical Equipment – 2.2%
nVent Electric PLC	5,429	$284,588
TriMas Corp.	11,042	258,714
Vontier Corp.	12,910	424,094
		$967,396
Electronics – 2.1%
Bel Fuse, Inc.	622	$46,563
Cohu, Inc. (a)	1,403	20,638
Formfactor, Inc. (a)	8,233	232,912
Plexus Corp. (a)	2,364	302,899
TTM Technologies, Inc. (a)	14,658	300,636
		$903,648
Energy - Independent – 4.0%
Antero Resources Corp. (a)	13,271	$536,679
Matador Resources Co.	7,865	401,823
Permian Resources Corp.	27,187	376,540
Viper Energy, Inc.	9,495	428,699
		$1,743,741
Food & Beverages – 2.0%
Nomad Foods Ltd.	29,135	$572,503
Simply Good Foods Co. (a)	9,251	319,067
		$891,570
Forest & Paper Products – 0.9%
International Paper Co.	7,030	$375,051
Gaming & Lodging – 0.7%
International Game Technology PLC	19,448	$316,224
Insurance – 5.3%
AXIS Capital Holdings Ltd.	4,554	$456,493
Hanover Insurance Group, Inc.	3,534	614,739
Kemper Corp.	4,408	294,675
Lincoln National Corp.	9,882	354,863
Selective Insurance Group, Inc.	4,069	372,476
Stewart Information Services Corp.	3,587	255,932
		$2,349,178
Leisure & Toys – 1.9%
Brunswick Corp.	4,317	$232,470
Hasbro, Inc.	5,510	338,810
Patrick Industries, Inc.	3,075	260,022
		$831,302

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 4.7%
Albany International Corp.	5,827	$402,296
ESAB Corp.	2,739	319,093
Flowserve Corp.	7,013	342,515
Hayward Holdings, Inc. (a)	27,637	384,707
Regal Rexnord Corp.	2,330	265,271
Timken Co.	4,694	337,358
		$2,051,240
Medical & Health Technology & Services – 2.2%
Encompass Health Corp.	3,213	$325,413
ICON PLC (a)	998	174,640
Option Care Health, Inc. (a)	13,852	484,127
		$984,180
Medical Equipment – 1.6%
Concentra Group Holdings, Inc.	18,025	$391,143
Envista Holdings Corp. (a)	18,451	318,464
		$709,607
Metals & Mining – 0.9%
United States Steel Corp.	9,206	$389,046
Natural Gas - Distribution – 3.2%
MDU Resources Group, Inc.	11,023	$186,399
New Jersey Resources Corp.	8,038	394,344
ONE Gas, Inc.	5,545	419,147
UGI Corp.	12,556	415,227
		$1,415,117
Natural Gas - Pipeline – 1.3%
Plains GP Holdings LP	27,442	$586,161
Oil Services – 1.6%
Expro Group Holdings N.V. (a)	19,342	$192,259
Helmerich & Payne	5,726	149,563
TechnipFMC PLC	11,933	378,157
		$719,979
Other Banks & Diversified Financials – 20.9%
Air Lease Corp.	11,625	$561,604
Banc of California, Inc.	17,449	247,601
Cathay General Bancorp, Inc.	10,582	455,343
Columbia Banking System, Inc.	19,063	475,431
CVB Financial Corp.	17,926	330,914
East West Bancorp, Inc.	5,191	465,944
Eastern Bankshares, Inc.	24,631	403,948
Element Fleet Management Corp.	20,131	400,228
First Hawaiian, Inc.	21,306	520,719
First Interstate BancSystem, Inc.	17,224	493,468
Hancock Whitney Corp.	8,916	467,644
Herc Holdings, Inc.	1,944	261,021
Pacific Premier Bancorp, Inc.	25,675	547,391
Popular, Inc.	5,670	523,738
Prosperity Bancshares, Inc.	8,714	621,918
Sandy Spring Bancorp, Inc.	10,042	280,674
SLM Corp.	16,743	491,742
Texas Capital Bancshares, Inc. (a)	5,829	435,426
UMB Financial Corp.	4,518	456,770
United Community Bank, Inc.	15,219	428,111

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Wintrust Financial Corp.	3,232	$363,471
		$9,233,106
Pharmaceuticals – 0.5%
Organon & Co.	13,334	$198,543
Real Estate – 6.4%
Brixmor Property Group, Inc., REIT	14,108	$374,568
Cushman & Wakefield PLC (a)	21,500	219,730
Essential Properties Realty Trust, REIT	15,961	520,967
Four Corners Property Trust, Inc., REIT	12,689	364,174
PennyMac Financial Services, Inc.	3,373	337,671
Phillips Edison & Co., REIT	11,649	425,072
Two Harbors Investment Corp., REIT	22,456	300,012
Urban Edge Properties, REIT	15,044	285,836
		$2,828,030
Real Estate - Office – 1.5%
Cousins Properties, Inc., REIT	12,767	$376,626
Douglas Emmett, Inc., REIT	17,321	277,136
		$653,762
Real Estate - Storage – 1.6%
National Storage Affiliates Trust, REIT	8,712	$343,253
Rexford Industrial Realty, Inc., REIT	9,781	382,926
		$726,179
Restaurants – 0.5%
Chefs' Warehouse, Inc. (a)	3,874	$210,978
Specialty Chemicals – 2.6%
Ashland, Inc.	6,151	$364,693
Axalta Coating Systems Ltd. (a)	8,609	285,560
Chemours Co.	16,803	227,345
Quaker Chemical Corp.	2,182	269,717
		$1,147,315
Specialty Stores – 0.2%
Zumiez, Inc. (a)	5,184	$77,190
Telecom Services – 0.2%
AST SpaceMobile, Inc. (a)(l)	3,500	$79,590
Trucking – 0.5%
RXO, Inc. (a)	10,843	$207,101
Utilities - Electric Power – 3.6%
Black Hills Corp.	6,321	$383,368
NorthWestern Corp.	9,678	560,066
Portland General Electric Co.	14,108	629,217
		$1,572,651
Total Common Stocks		$43,187,195
Mutual Funds (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.35% (v)	871,239	$871,326

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.7%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.31% (j)	317,025	$317,025

Other Assets, Less Liabilities – (0.7)%		(297,145)
Net Assets – 100.0%		$44,078,401
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $871,326 and $43,504,220, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$43,187,195	$—	$—	$43,187,195
Investment Companies	1,188,351	—	—	1,188,351
Total	$44,375,546	$—	$—	$44,375,546
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$649,132	$1,767,966	$1,545,706	$(6)	$(60)	$871,326
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,565	$—